SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

DWS International Growth Fund
DWS International Growth VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading of each fund’s summary prospectuses.
Sebastian P. Werner, PhD, Head of Investment Strategy Equity. Lead Portfolio Manager of the fund. Began managing the fund in 2013.
Please Retain This Supplement for Future Reference
January 14, 2022
PROSTKR22-04